Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
The carrying values of property, plant and equipment were as follows:

	December 31,
	2016	2015
	(In thousands)
Land and land improvements	$28,462	$29,235
Buildings and leasehold improvements	136,230	135,154
Machinery and equipment	499,400	483,773
Computer equipment and software	123,909	112,888
Construction in process	35,191	28,274
Gross property, plant and equipment	823,192	789,324
Accumulated depreciation	(513,901)	(478,695)
Net property, plant and equipment	$309,291	$310,629

Depreciation Expense
We recognized depreciation expense in income from continuing operations of $47.2 million, $46.6 million, and $43.7 million in 2016, 2015, and 2014, respectively.